Other Non-current Assets - Summary of Other Non-current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Assets, Noncurrent Disclosure [Abstract]
Rental and industry customer deposits	$ 13,228	¥ 86,306	¥ 77,610
Prepayments	2,830	18,469	20,527
Other receivables	111	726
Total other non-current assets	$ 16,169	¥ 105,501	¥ 98,137